AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2018

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 673	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 674	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 20, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 673 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating May 20, 2018 as the new effective date for Post-Effective Amendment No. 538 to the Trust’s Registration Statement, which was filed on April 1, 2016 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 542, 546, 549, 554, 559, 563, 572, 577, 584, 587, 591, 600, 604, 608, 616, 619, 623, 631, 637, 641, 645, 650, 656 and 665 to the Trust’s Registration Statement filed on June 14, 2016, July 13, 2016, August 11, 2016, September 9, 2016, October 7, 2016, November 4, 2016, December 2, 2016, December 29, 2016, January 27, 2017, February 24, 2017, March 24, 2017, April 21, 2017, May 19, 2017, June 16, 2017, July 14, 2017, August 11, 2017, September 8, 2017, October 6, 2017, November 3, 2017, December 1, 2017, December 29, 2017, January 26, 2018, February 23, 2018 and March 23, 2018, respectively. This Amendment relates solely to PowerShares DWA Tactical International Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 538 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 671 to the Trust’s Registration Statement, which was filed on April 5, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 20th day of April, 2018.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	April 20, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	April 20, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	April 20, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	April 20, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 20, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 20, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 20, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	April 20, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	April 20, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	April 20, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	April 20, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		April 20, 2018
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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